Subsequent Events (Details) - Avra Medical Robotics, Inc. [Member] - USD ($)				12 Months Ended
	Feb. 24, 2023	Jan. 02, 2023	Jan. 01, 2023	Dec. 31, 2022	Feb. 02, 2023	Jan. 27, 2023
Subsequent Events [Line Items]
Interim financing notes value				$ 4,000,000
Proceeds amount			$ 189,500
Subsequent Event [Member]
Subsequent Events [Line Items]
Additional note value					$ 1,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		670,000
Proceeds amount	$ 240,000
Issuance of shares (in Shares)	600,000					595,562
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock price per share (in Dollars per share)		$ 0.25
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Receiving proceeds		$ 0.45
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares)						9,678,437